United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: March 31, 2008

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       April 23, 2008
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____87_______

Form 13F Information Table Value Total: $_125,216______
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
31-Mar-08

COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	2824100
Air Products & Chemicals	COMMON STOCK	9158106
Allstate			COMMON STOCK	20002101
Altria Group			COMMON STOCK	02209S103
American International Group	COMMON STOCK	26874107
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	53015103
Bank of America			COMMON STOCK	60505104
Berkshire Hathaway		COMMON STOCK	84670108
Berkshire Hathaway B		COMMON STOCK	84670207
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	MUTUAL FUNDS	09255R103
Boeing				COMMON STOCK	97023105
BP PLC ADR			COMMON STOCK	55622104
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Citigroup			COMMON STOCK	172967101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Duke Energy			COMMON STOCK	26441C105
DuPont				COMMON STOCK	263534109
Eli Lilly			COMMON STOCK	532457108
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Entergy				COMMON STOCK	29364G103
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
Fortune Brands			COMMON STOCK	349631101
General Dynamics		COMMON STOCK	369550108
General Electric		COMMON STOCK	369604103
General Mills			COMMON STOCK	370334104
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Halliburton			COMMON STOCK	406216101
Hartford Financial Services	COMMON STOCK	416515104
Honeywell			COMMON STOCK	438516106
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Goldman Sachs Semicond	ETFs		464287523
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares MSCI Japan Index	ETFs		464286848
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Merrill Lynch 			COMMON STOCK	590188108
Microsoft 			COMMON STOCK	594918104
Morgan Stanley			COMMON STOCK	617446448
Nike				COMMON STOCK	654106103
Nokia				COMMON STOCK	654902204
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Pepco Holdings			COMMON STOCK	713291102
Pepsico				COMMON STOCK	713448108
Petroleo Brasileiro SA		COMMON STOCK	71654V408
Pfizer				COMMON STOCK	717081103
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Raytheon			COMMON STOCK	755111507
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
Seagate Technology		COMMON STOCK	G7945J104
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Tate & Lyle PFC ADR		COMMON STOCK	876570607
Texas Instruments		COMMON STOCK	882508104
Time Warner 			COMMON STOCK	887317105
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Valero Energy			COMMON STOCK	91913Y100
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101
Wyeth				COMMON STOCK	983024100


COLUMN 1			COLUMN 4	COLUMN 5	COLUMN 6
				VALUE				INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES 		DISCRETION
3M Company			1,532		19,360		SOLE
Abbott Labs			1,320		23,940		SOLE
Air Products & Chemicals	1,251		13,600		SOLE
Allstate			1,200		24,960		SOLE
Altria Group			597		26,875		SOLE
American International Group	1,201		27,766		SOLE
AT&T				1,592		41,559		SOLE
Automatic Data Processing	1,011		23,853		SOLE
Bank of America			1,355		35,753		SOLE
Berkshire Hathaway		1,601		12		SOLE
Berkshire Hathaway B		242		54		SOLE
Biotechnology Index Fund	1,273		16,800		SOLE
Blackrock Debt Strategies Fund	432		82,200		SOLE
Boeing				641		8,614		SOLE
BP PLC ADR			349		5,750		SOLE
Castle Brands			12		11,700		SOLE
Caterpillar			658		8,400		SOLE
Chevron Texaco			3,527		41,318		SOLE
Citigroup			630		29,390		SOLE
Coca Cola			1,356		22,279		SOLE
Colgate-Palmolive Co		962		12,350		SOLE
ConocoPhilips			2,818		36,980		SOLE
CVS				555		13,700		SOLE
Devon Energy 			1,708		16,370		SOLE
Disney, Walt			1,330		42,390		SOLE
Duke Energy			446		25,003		SOLE
DuPont				1,272		27,200		SOLE
Eli Lilly			2,075		40,225		SOLE
EMC				537		37,480		SOLE
Emerson Electric		2,053		39,890		SOLE
Entergy				352		3,231		SOLE
Exelon				2,517		30,970		SOLE
Exxon Mobil			3,814		45,096		SOLE
Fortune Brands			285		4,100		SOLE
General Dynamics		301		3,612		SOLE
General Electric		3,828		103,434		SOLE
General Mills			554		9,250		SOLE
Google				401		910		SOLE
GTSI				72		10,000		SOLE
Halliburton			831		21,132		SOLE
Hartford Financial Services	997		13,160		SOLE
Honeywell			1,836		32,550		SOLE
Illinois Tool Works		535		11,094		SOLE
International Business Machine	2,419		21,009		SOLE
iShares Goldman Sachs Semicond	476		9,600		SOLE
iShares MSCI EAFE Index fund	4,147		57,680		SOLE
iShares MSCI Emerging Markets 	848		6,310		SOLE
iShares MSCI Japan Index	854		69,040		SOLE
iShares S&P 400 Midcap Index	241		3,100		SOLE
iShares S&P 500 Index		1,494		11,300		SOLE
iShares Trust Dow Jones US Tec	2,040		38,860		SOLE
Johnson & Johnson		3,418		52,685		SOLE
JP Morgan Chase			2,747		63,952		SOLE
Kimberly-Clark			939		14,550		SOLE
Marathon Oil			1,949		42,740		SOLE
Merrill Lynch 			265		6,495		SOLE
Microsoft 			1,864		65,678		SOLE
Morgan Stanley			866		18,960		SOLE
Nike				902		13,260		SOLE
Nokia				242		7,610		SOLE
Occidental Petroleum 		1,017		13,900		SOLE
Omnicom Group			615		13,930		SOLE
Pepco Holdings			228		9,222		SOLE
Pepsico				2,050		28,392		SOLE
Petroleo Brasileiro SA		276		2,700		SOLE
Pfizer				291		13,912		SOLE
Philip Morris International	1,359		26,875		SOLE
Procter & Gamble		2,593		37,005		SOLE
Raytheon			1,219		18,870		SOLE
S&P 400 Midcap Index Trust	1,080		7,650		SOLE
S&P Technology Sector SPDR	847		37,830		SOLE
Sandy Spring Bancorp		316		11,481		SOLE
Schlumberger			1,712		19,680		SOLE
Seagate Technology		745		35,580		SOLE
St. Jude Medical		1,056		24,440		SOLE
SunTrust Banks			18,716		339,429		SOLE
Tate & Lyle PFC ADR		404		9,400		SOLE
Texas Instruments		1,008		35,660		SOLE
Time Warner 			222		15,800		SOLE
United Parcel Service		552		7,555		SOLE
United Technologies		3,214		46,700		SOLE
Unitedhealth Group 		2,891		84,134		SOLE
Valero Energy			363		7,390		SOLE
Verizon				1,828		50,156		SOLE
Wal Mart Stores			543		10,300		SOLE
Wells Fargo			954		32,780		SOLE
Wyeth				1,547		37,040		SOLE


COLUMN 1			COLUMN 7		 COLUMN 8
				OTHER			 VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	 SOLE 	 SHARED 	NONE
3M Company			NONE		19,010			350
Abbott Labs			NONE		23,240			700
Air Products & Chemicals	NONE		13,600
Allstate			NONE		24,510			450
Altria Group			NONE		26,725			150
American International Group	NONE		27,166			600
AT&T				NONE		40,359			1200
Automatic Data Processing	NONE		23,253			600
Bank of America			NONE		35,253			500
Berkshire Hathaway		NONE		12
Berkshire Hathaway B		NONE		54
Biotechnology Index Fund	NONE		16,450			350
Blackrock Debt Strategies Fund	NONE		82,200
Boeing				NONE		8,414			200
BP PLC ADR			NONE		5,550			200
Castle Brands			NONE		11,700
Caterpillar			NONE		8,400
Chevron Texaco			NONE		39,209			2109
Citigroup			NONE		28,190			1200
Coca Cola			NONE		21,779			500
Colgate-Palmolive Co		NONE		12,050			300
ConocoPhilips			NONE		36,530			450
CVS				NONE		13,350			350
Devon Energy 			NONE		16,070			300
Disney, Walt			NONE		41,540			850
Duke Energy			NONE		22,879			2124
DuPont				NONE		26,800			400
Eli Lilly			NONE		39,625			600
EMC				NONE		36,480			1000
Emerson Electric		NONE		38,290			1600
Entergy				NONE		3,231
Exelon				NONE		30,170			800
Exxon Mobil			NONE		41,796			3300
Fortune Brands			NONE		4,100
General Dynamics		NONE		3,612
General Electric		NONE		88,734			14700
General Mills			NONE		8,950			300
Google				NONE		910
GTSI				NONE		10,000
Halliburton			NONE		21,132
Hartford Financial Services	NONE		12,910			250
Honeywell			NONE		31,950			600
Illinois Tool Works		NONE		11,094
International Business Machine	NONE		19,959			1050
iShares Goldman Sachs Semicond	NONE		9,200			400
iShares MSCI EAFE Index fund	NONE		56,280			1400
iShares MSCI Emerging Markets 	NONE		6,310
iShares MSCI Japan Index	NONE		67,140			1900
iShares S&P 400 Midcap Index	NONE		3,100
iShares S&P 500 Index		NONE		11,300
iShares Trust Dow Jones US Tec	NONE		38,260			600
Johnson & Johnson		NONE		51,385			1300
JP Morgan Chase			NONE		63,152			800
Kimberly-Clark			NONE		14,350			200
Marathon Oil			NONE		41,740			1000
Merrill Lynch 			NONE		6,495
Microsoft 			NONE		63,628			2050
Morgan Stanley			NONE		18,060			900
Nike				NONE		13,010			250
Nokia				NONE		7,610
Occidental Petroleum 		NONE		13,800			100
Omnicom Group			NONE		13,930
Pepco Holdings			NONE		8,522			700
Pepsico				NONE		27,992			400
Petroleo Brasileiro SA		NONE		2,700
Pfizer				NONE		13,212			700
Philip Morris International	NONE		26,725			150
Procter & Gamble		NONE		35,905			1100
Raytheon			NONE		18,370			500
S&P 400 Midcap Index Trust	NONE		7,150			500
S&P Technology Sector SPDR	NONE		36,330			1500
Sandy Spring Bancorp		NONE		11,481
Schlumberger			NONE		19,180			500
Seagate Technology		NONE		35,580
St. Jude Medical		NONE		24,340			100
SunTrust Banks			NONE		339,429
Tate & Lyle PFC ADR		NONE		9,400
Texas Instruments		NONE		35,260			400
Time Warner 			NONE		15,800
United Parcel Service		NONE		7,555
United Technologies		NONE		45,000			1700
Unitedhealth Group 		NONE		83,284			850
Valero Energy			NONE		7,090			300
Verizon				NONE		48,708			1448
Wal Mart Stores			NONE		10,000			300
Wells Fargo			NONE		31,780			1000
Wyeth				NONE		36,090			950